New England Life Insurance Company

125 High Street, Suite 732

Boston, MA 02110

May 2, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New England Variable Life Separate Account

File Nos. 333-73676/811-03713

Zenith Flexible Life 2002

Rule 497(j) Certification

Members of the Commission:

On behalf of New England Life Insurance Company (the “Company”) and New England Variable Life Separate Account (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional information (“SAI”), each dated May 1, 2023, being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and SAI for that product contained in Post-Effective Amendment No. 29 for the Account filed with the Commission on April 24, 2023.

If you have any questions, please call the undersigned at (980) 949-5089.

Sincerely,

/s/ Michele H. Abate
Michele H. Abate
Vice President and Associate General Counsel